SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Subtotal		$ 23,310,525	$ 20,880,804
Less: accumulated depreciation		(1,686,088)	(1,652,162)
Property, plant and equipment, net		21,624,437	19,228,642
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal		967,530	1,065,736
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,866,760	2,037,311
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		201,537	222,679
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	$ 20,274,698	$ 17,555,078

[1]	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s subsidiary, Xi’an App-Chem Bio(Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95.0 million (approximately $13.4 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. The total budget increased to RMB 114.0 million (approximately $16.0 million) on July 2, 2021 due to increased material and labor cost, as well as longer construction period caused by COVID-19 pandemic. The construction of Tongchuan Project was fully completed and put into production in December 2022.